Prepayment and Other Current Assets (Details) - Hunter [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prepayment and Other Current Assets [Line Items]
Loan agreements renewed	$ 2,706,042	$ 2,519,311
Repaid amount	$ 2,674,268	$ 217,294
Bear interest rate	6.00%